STOCK BASED COMPENSATION (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended			24 Months Ended
	May 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2019
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Number of stock option to acquire the equivalent				17,258,000	56,000
Option to purchase common stock		6,000
Weighted-average grant-date fair value of option	¥ 180
Vesting description	The options vested on May 15, 2025, with the expiration date of May 14, 2033.
Share-based compensation expense		¥ 5,213
Unrecognized stock-based compensation		¥ 1,000
Various Officers [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Option to purchase common stock	6,000
Exercise price	¥ 7,500
Directors and Employees [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Option to purchase common stock	11,258
Exercise price	¥ 5,490